9. Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions Details
Beginning balance	$ 4,760	$ 4,340
New loans	6,018	6,903
Repayments	(6,700)	(6,483)
Ending balance	$ 4,078	$ 4,760